Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net income attributable to Arcos Dorados Holdings Inc.	$ 212,116	$ 148,759	$ 181,274
Non-cash charges and credits:
Depreciation and amortization	197,257	177,354	149,268
Loss (gain) from derivative instruments	3,078	(941)	13,183
Amortization and accrual of letter of credit fees and deferred financing costs	5,943	4,869	4,268
Deferred income taxes	(4,853)	(11,389)	(4,310)
Foreign currency exchange results	11,867	9,051	3,162
Accrued net share-based compensation expense	4,585	953	14,337
Write-off of long-lived assets	6,557	2,650	8,401
Gain on restaurant transactions	(10,701)	(6,550)	(4,008)
Others, net	105	2,402	(6,227)
Changes in assets and liabilities:
Accounts and notes receivables	(39,856)	209	(46,021)
Other receivables	(34,025)	(11,553)	(15,223)
Prepaid expenses and other assets	12,295	(10,447)	(33,211)
Inventories	(9,286)	(4,250)	4,827
Miscellaneous	(147,667)	(18,193)	(7,298)
Accounts payable	2,954	24,460	70,003
Income taxes payable	10,411	(23,055)	7,755
Other taxes payable	12,408	6,542	25,452
Accrued payroll, other liabilities and provision for contingencies	39,617	(25,670)	17,272
Royalties payable to McDonald’s Corporation	12,607	1,079	(719)
Others	10,932	567	(220)
Net cash provided by operating activities	296,344	266,847	381,965
Investing activities
Property and equipment expenditures	(281,350)	(327,636)	(360,097)
Purchases of restaurant businesses paid at acquisition date	(7,057)	(6,083)	(2,081)
Proceeds from sales of property and equipment, restaurant businesses and related advances	2,569	8,210	2,540
Proceeds from short-term investments	88,669	76,114	66,735
Acquisitions of short-term investments	(134,164)	(30,000)	(86,719)
Other investing activity	(3,694)	(936)	(727)
Net cash used in investing activities	(335,027)	(280,331)	(380,349)
Financing activities
Cash tender, Open Market Repurchases and Settlement at maturity of 2023, 2027 and 2029 Senior Notes	(379,265)	0	(22,941)
Dividend payments to Arcos Dorados Holdings Inc. shareholders	(50,560)	(50,557)	(40,022)
Short and long-term borrowings	176,447	77,240	29,679
Payment of short and other long-term debt	(58,819)	(43,572)	(1,095)
Payments for debt issue costs	(6,720)	0	0
Collection of derivative instruments	1,870	331	30,880
Payments related to derivative instruments and derivative premiums	(708)	(15,274)	(3,296)
Other financing activities	(7,145)	(5,330)	(5,028)
Net cash provided by (used in) financing activities	288,754	(37,162)	(11,823)
Effect of exchange rate changes on cash and cash equivalents	(11,697)	(10,951)	(60,069)
Increase (decrease) in cash and cash equivalents	238,374	(61,597)	(70,276)
Cash and cash equivalents at the beginning of the year	135,064	196,661	266,937
Cash and cash equivalents at the end of the year	373,438	135,064	196,661
Supplemental cash flow information:
Cash paid during the year for interest	59,352	52,004	47,510
Cash paid during the year for income tax	116,141	120,847	72,766
Non-cash investing and financing activities:
Exchange of assets	0	0	3,538
Seller financing and others pending of payment	1,260	1,622	1,700
Settlement of franchise receivables related to purchases of restaurant businesses	0	1,434	0
Receivable related to sales of restaurant businesses	3,817	1,140	0
Initial Franchise Fee	67,592	0	0
2029 Notes
Financing activities
Issuance and proceeds from sale of notes	16,156	0	0
2032 Notes
Financing activities
Issuance and proceeds from sale of notes	$ 597,498	$ 0	$ 0